Business segment information	12 Months Ended
Mar. 31, 2013
Business segment information

29. Business segment information

Under U.S. GAAP, companies report segment information based on the way management disaggregates the company for making operating decisions. The MHFG Group’s operating segments are based on the nature of the products and services provided, the type of customer and the Group’s management organization. The business segment information set forth below is derived from the internal management reporting systems used by management to measure the performance of the Group’s business segments. The management measures the performance of each of the operating segments primarily in terms of “net business profits” in accordance with internal managerial accounting rules and practices. Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses (excluding non-recurring losses). Measurement by net business profits is required for regulatory reporting to the Financial Services Agency. Therefore, the format and information are presented primarily on the basis of Japanese GAAP and are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the segments’ total net business profits with Income before income tax expense under U.S. GAAP.

Note 30 “Foreign activities” provides financial information relating to the MHFG Group’s operations by geographic area.

As of the balance sheet date, MHFG managed its business portfolio through the three Global Groups: the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group. The Global Corporate Group consisted primarily of MHCB, the Global Retail Group consisted primarily of MHBK, and the Global Asset & Wealth Management Group consisted primarily of MHTB. The former MHSC and the former MHIS which had belonged to the Global Corporate Group and the Global Retail Group respectively, merged in January, 2013 and were launched as the new MHSC. The new MHSC belonged to both of the Global Corporate Group and the Global Retail Group. In addition, beginning on April 1, 2013, the new MHSC was turned into a directly-held subsidiary of MHFG.

Operating segments of MHCB and MHBK were aggregated within each entity based on customer characteristics and functions. Operating segments of MHCB were aggregated into three reportable segments, domestic, international, and trading and others. Operating segments of MHBK were also aggregated into three reportable segments, retail banking, corporate banking, and trading and others. In addition to the three Global Groups, subsidiaries that provided services to a wide range of customers and that did not belong to a specific Global Group were aggregated in Others.

Beginning on April 1, 2012, with the implementation of the “substantive one bank” structure, in addition to managing our business portfolio through the three Global Groups as described above, MHFG has also begun managing MHBK and MHCB as one entity substantively with four reportable segments: retail banking; corporate banking; international; and trading and others.

Beginning on April 1, 2013, MHFG moved to a new group operational structure and established ten business units such as personal banking unit, retail banking unit, corporate banking unit etc., and head-office coordination divisions to determine strategies and initiatives across the group-wide banking, trust banking, securities and other business areas, based on the ten business units across MHBK and MHCB under the “substantive one bank” structure, and the existing three global groups were abolished.

In addition, MHBK and MHCB merged on July 1, 2013 and were launched as the new MHBK.

The descriptions set forth below are effective as of the balance sheet date.

The Global Corporate Group

MHCB

MHCB was the main operating company of the Global Corporate Group and provided banking and other financial services to large corporations, financial institutions, public sector entities, foreign corporations, including foreign subsidiaries of Japanese corporations, and foreign governmental entities.

(1) Domestic

This segment provided a variety of financial products and services to large corporations, financial institutions and public sector entities in Japan. The products and services it offered included commercial banking, advisory services, syndicated loan arrangements and structured finance.

(2) International

This segment mainly offered commercial banking and foreign exchange transaction services to foreign corporations, including foreign subsidiaries of Japanese corporations, through MHCB’s overseas network.

(3) Trading and others

This segment supported the domestic and international segments in offering derivatives and other risk hedging products to satisfy MHCB’s customers’ financial and business risk control requirements. It was also engaged in MHCB’s proprietary trading, such as foreign exchange and bond trading, and asset and liability management. This segment also included costs incurred by headquarters functions of MHCB.

(4) MHSC

The former MHSC and the former MHIS merged to form the new MHSC in January, 2013. The new MHSC belonged to both of the Global Corporate Group and the Global Retail Group and provided full-line securities services to corporations, financial institutions, public sector entities and individuals.

(5) Others

This segment consisted of MHCB’s subsidiaries and affiliates other than MHSC. These entities offered financial products and services in specific areas of business or countries mainly to customers of the Global Corporate Group.

The Global Retail Group

MHBK

MHBK was the main operating company of the Global Retail Group. MHBK provided banking and other financial services mainly to individuals, SMEs and middle-market corporations through its domestic branches and ATM network.

(6) Retail banking

This segment offered banking products and services, including housing and other personal loans, credit cards, deposits, investment products and consulting services, to MHBK’s individual customers through its nationwide branches and ATM network, as well as telephone and Internet banking services.

(7) Corporate banking

This segment provided loans, syndicated loan arrangements, structured finance, advisory services, other banking services and capital markets financing to SMEs, middle-market corporations, local governmental entities and other public sector entities in Japan.

(8) Trading and others

This segment supported the retail banking and corporate banking segments in offering derivatives and other risk hedging products to satisfy MHBK’s customers’ financial and business risk control requirements. It was also engaged in MHBK’s proprietary trading, such as foreign exchange and bond trading, and asset and liability management. This segment also included costs incurred by headquarters functions of MHBK.

(9) The former MHIS

The former MHIS merged with the former MHSC to form the new MHSC in January, 2013. The former MHIS offered securities services to individuals and corporate customers of the Global Retail Group and provided those corporate customers with support in procuring funds through capital markets.

(10) Others

This segment consisted of MHBK’s subsidiaries and affiliates other than the former MHIS. These entities, such as Mizuho Capital Co., Ltd. and Mizuho Business Financial Center Co., Ltd., offered financial products and services in specific areas of business to customers of the Global Retail Group.

The Global Asset & Wealth Management Group

(11) MHTB

MHTB was the main operating company of the Global Asset & Wealth Management Group and offered products and services related to trust, real estate, securitization and structured finance, pension and asset management and stock transfers.

(12) Others

This segment included companies other than MHTB that were a part of the Global Asset & Wealth Management Group. These companies included TCSB, Mizuho Asset Management Co., Ltd., DIAM Co., Ltd., which was an equity-method affiliate, and Mizuho Private Wealth Management Co., Ltd. They offered products and services related to trust and custody, asset management and private banking.

(13) Others

This segment consisted of MHFG and its subsidiaries that did not belong to a specific Global Group but provided their services to a wide range of customers. Under this segment, the MHFG Group offered non-banking services, including research and consulting services through Mizuho Research Institute Ltd., information technology-related services through Mizuho Information & Research Institute, Inc., and advisory services to financial institutions through Mizuho Financial Strategy Co., Ltd.

The information below for reportable segments is derived from the internal management reporting system as of March 31, 2013. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segment assets. Accordingly, information on segment assets is not available.

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2011	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	The former MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	457.0	395.8	176.0	86.3	133.5	(9.2)	70.4	614.5	571.8	248.2	266.9	56.7	0.6	42.1	43.4	42.5	0.9	(5.4)	1,109.5
Net noninterest income	483.5	282.5	115.2	56.9	110.4	158.9	42.1	294.8	237.5	34.6	124.9	78.0	49.8	7.5	126.0	81.0	45.0	11.5	915.8

Total	940.5	678.3	291.2	143.2	243.9	149.7	112.5	909.3	809.3	282.8	391.8	134.7	50.4	49.6	169.4	123.5	45.9	6.1	2,025.3
General and administrative expenses	471.3	235.0	88.8	62.1	84.1	160.9	75.4	605.3	554.8	237.7	223.7	93.4	41.0	9.5	117.5	79.0	38.5	0.2	1,194.3
Others	(56.7)	—	—	—	—	—	(56.7)	(15.9)	—	—	—	—	—	(15.9)	(2.1)	—	(2.1)	(14.6)	(89.3)

Net business profits (losses)	412.5	443.3	202.4	81.1	159.8	(11.2)	(19.6)	288.1	254.5	45.1	168.1	41.3	9.4	24.2	49.8	44.5	5.3	(8.7)	741.7

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2012	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	The former MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	468.3	395.0	171.4	90.3	133.3	(4.1)	77.4	583.9	545.4	224.3	253.7	67.4	0.7	37.8	43.4	42.7	0.7	(7.3)	1,088.3
Net noninterest income	449.4	286.8	131.3	86.9	68.6	120.5	42.1	305.8	253.3	32.1	136.8	84.4	43.9	8.6	131.2	84.3	46.9	28.4	914.8

Total	917.7	681.8	302.7	177.2	201.9	116.4	119.5	889.7	798.7	256.4	390.5	151.8	44.6	46.4	174.6	127.0	47.6	21.1	2,003.1
General and administrative expenses	465.4	244.9	88.5	60.3	96.1	144.8	75.7	608.5	556.4	218.6	227.6	110.2	40.9	11.2	117.1	78.0	39.1	15.3	1,206.3
Others	(52.1)	—	—	—	—	—	(52.1)	(14.0)	—	—	—	—	—	(14.0)	(1.9)	—	(1.9)	(9.7)	(77.7)

Net business profits (losses)	400.2	436.9	214.2	116.9	105.8	(28.4)	(8.3)	267.2	242.3	37.8	162.9	41.6	3.7	21.2	55.6	49.0	6.6	(3.9)	719.1

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2013	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	The former MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	486.1	401.7	157.0	109.6	135.1	(4.9)	89.3	550.6	513.8	210.6	234.3	68.9	0.4	36.4	40.5	41.1	(0.6)	(1.3)	1,075.9
Net noninterest income	572.8	333.4	141.1	104.7	87.6	184.2	55.2	360.3	313.7	37.4	162.0	114.3	35.1	11.5	130.9	82.5	48.4	31.8	1,095.8

Total	1,058.9	735.1	298.1	214.3	222.7	179.3	144.5	910.9	827.5	248.0	396.3	183.2	35.5	47.9	171.4	123.6	47.8	30.5	2,171.7
General and administrative expenses	471.9	241.1	80.0	61.5	99.6	142.8	88.0	568.2	524.4	209.3	216.7	98.4	30.7	13.1	114.3	74.3	40.0	16.6	1,171.0
Others	(50.0)	—	—	—	—	—	(50.0)	(7.4)	—	—	—	—	—	(7.4)	(1.7)	—	(1.7)	(29.4)	(88.5)

Net business profits (losses)	537.0	494.0	218.1	152.8	123.1	36.5	6.5	335.3	303.1	38.7	179.6	84.8	4.8	27.4	55.4	49.3	6.1	(15.5)	912.2

Notes:

(1)	(5) Others, (10) Others, and (12) Others include elimination of transactions between companies within the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group, respectively. (13) Others include elimination of transactions between the Global Groups.
(2)	Beginning the fiscal year ended March 31, 2013, with the implementation of the “substantive one bank” structure, new allocation methods among segments within MHCB and MHBK have been applied to the calculation of the respective “Gross profits” and “General and administrative expenses”. Figures for the fiscal year ended March 31, 2012 have been reclassified under new allocation methods.
(3)	As for the fiscal year ended March 31, 2013, “MHSC (4)” reports the sum of the performance of the former MHSC for the first three quarters and the new MHSC for the fourth quarter, following the merger of the former MHSC and the former MHIS conducted in January 2013. “The former MHIS (9)” reports the performance of the former MHIS for the first three quarters.

“Substantive One Bank” Structure

	MHBK and MHCB (“Substantive One Bank” Structure)
2011	Retail banking	Corporate banking	International	Trading and others	Total
	(in billions of yen)
Gross profits:
Net interest income	248.2	442.9	86.3	190.2	967.6
Net noninterest income	34.6	240.1	56.9	188.4	520.0

Total	282.8	683.0	143.2	378.6	1,487.6
General and administrative expenses	237.7	312.5	62.1	177.5	789.8
Others	—	—	—	—	—

Net business profits	45.1	370.5	81.1	201.1	697.8

	MHBK and MHCB (“Substantive One Bank” Structure)
2012	Retail banking	Corporate banking	International	Trading and others	Total
	(in billions of yen)
Gross profits:
Net interest income	224.3	425.1	90.3	200.7	940.4
Net noninterest income	32.1	268.1	86.9	153.0	540.1

Total	256.4	693.2	177.2	353.7	1,480.5
General and administrative expenses	218.6	316.1	60.3	206.3	801.3
Others	—	—	—	—	—

Net business profits	37.8	377.1	116.9	147.4	679.2

	MHBK and MHCB (“Substantive One Bank” Structure)
2013	Retail banking	Corporate banking	International	Trading and others	Total
	(in billions of yen)
Gross profits:
Net interest income	210.6	391.3	109.6	204.0	915.5
Net noninterest income	37.4	303.1	104.7	201.9	647.1

Total	248.0	694.4	214.3	405.9	1,562.6
General and administrative expenses	209.3	296.7	61.5	198.0	765.5
Others	—	—	—	—	—

Net business profits	38.7	397.7	152.8	207.9	797.1

Reconciliation

As explained above, the measurement base for the internal management reporting system and the income and expenses items covered are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all the business segments’ information, other than net business profits, to corresponding items in the accompanying consolidated statements of income.

A reconciliation of total net business profits under the internal management reporting system for the fiscal years ended March 31, 2011, 2012 and 2013 presented above to Income before income tax expense shown on the consolidated statements of income is as follows:

	2011	2012	2013
	(in billions of yen)
Net business profits	741.7	719.1	912.2

U.S. GAAP adjustments	(98.4)	87.2	129.2
(Provision) credit for loan losses	(0.6)	23.0	(139.9)
Net gains (losses) related to equity investments	2.2	(90.5)	28.2
Non-recurring personnel expense	(22.8)	(39.3)	(23.5)
Gains on disposal of premises and equipment	13.5	19.9	12.4
(Provision) credit for losses on off-balance-sheet instruments	(4.4)	1.2	(4.6)
Others—net	(19.8)	(57.8)	(28.8)

Income before income tax expense	611.4	662.8	885.2